FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL DEBT
Schedule of current and non-current financial debt

	As of December 31,
	2019	2018
Current
Bank overdrafts - principal	9,710	3,501
Bank and other financial entities loans – principal	13,807	19,913
NDF (Note 23)	361	154
Loans for purchase of equipment	1,500	1,612
Accrued interest and related expenses	9,902	5,655
	35,280	30,835
Non-current
Notes – principal	40,525	24,731
Bank and other financial entities loans – principal	56,687	52,705
NDF (net of financial debt issuance expenses – Note 23)	14	—
Loans for purchase of equipment	2,690	1,586
Accrued interest and related expenses	16,800	12,155
	116,716	91,177
Total financial debt	151,996	122,012